Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net income	$ 102,263	$ 46,938	$ 19,452
Adjustments to reconcile net income to net cash provided by operating activities:
Retail revenue accretion	(31)	0	0
Depreciation and amortization	120,316	109,217	97,068
Stock compensation expense	1,999	3,609	3,290
Redeemable Units Issued	489	442	343
Amortization of debt premium	(767)	(360)	(360)
Loss from investments in real estate joint ventures	223	593	1,150
Loss on debt extinguishment	1,012	755	0
Derivative interest expense	823	545	321
Gain on Sale of Non-Depreciable Assets, Including Discontinued Operations	45	910	0
(Gain) loss on sale of discontinued operations	(41,635)	(12,799)	2
Asset impairment	0	0	1,914
Net casualty (gain) loss and other settlement proceeds	(35)	475	688
Gain on properties contributed to joint ventures	0	0	(752)	[1]
Changes in assets and liabilities:
Restricted cash	553	152	(954)
Other assets	(520)	(1,742)	(4,279)
Accounts payable	2,216	199	(54)
Accrued expenses and other	4,586	5,276	886
Security deposits	372	(271)	(1,781)
Net cash provided by operating activities	191,819	152,119	116,934
Cash flows from investing activities:
Purchases of real estate and other assets	(311,524)	(334,651)	(284,486)
Normal capital improvements	(25,164)	(31,617)	(20,751)
Construction capital and other improvements	(2,789)	(3,379)	(2,405)
Renovations to existing real estate assets	(11,862)	(8,832)	(7,079)
Development	(73,991)	(38,153)	(16,394)
Distributions from real estate joint ventures	12,164	1,402	1,735
Contributions to real estate joint ventures	(218)	(1,510)	(12,130)
Proceeds from disposition of real estate assets	110,093	23,808	88,718
Net cash used in investing activities	(303,291)	(392,932)	(252,792)
Advances from General Partner	4,402	6,792	11,269
Cash flows from financing activities:
Net change in credit lines	(320,064)	(121,533)	(35,000)
Proceeds from notes payable	325,000	285,350	137,881
Principal payments on notes payable	(12,911)	(13,895)	(1,924)
Payment of deferred financing costs	(3,612)	(4,633)	(7,244)
Payments for Repurchase of Common Units	17,527	42,243	1,175
Proceeds from Issuance of Common Limited Partners Units	196,325	235,739	305,517
Distributions to noncontrolling interests	(2,057)	0	0
Dividends, Common Units	106,349	93,407	78,699
Distributions Paid on Preferred Units	0	0	7,622
Payments for Repurchase of Redeemable Preferred Units	0	0	155,022
Net cash provided by financing activities	63,207	252,170	167,981
Net (decrease) increase in cash and cash equivalents	(48,265)	11,357	32,123
Cash and cash equivalents, beginning of period	57,151	45,794	13,671
Cash and cash equivalents, end of period	8,886	57,151	45,794
Supplemental disclosure of cash flow information:
Interest paid	54,096	51,196	55,837
Supplemental disclosure of noncash investing and financing activities:
Accrued construction in progress	3,449	5,807	3,070
Interest capitalized	1,905	1,156	66
Marked-to-market adjustment on derivative instruments	10,875	13,143	(1,838)
Reclassification of Redeemable Units from Equity to Liabilities	0	150	264
Fair value adjustment on debt assumed	2,578	0	0
Debt assumed	$ 30,290	$ 0	$ 0

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